Stockholders' Deficit (Details Narrative)																																	1 Months Ended							3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 USD ($) $ / shares shares	Dec. 17, 2020 USD ($) $ / shares shares	Dec. 08, 2020 USD ($)	Oct. 08, 2020 USD ($) $ / shares shares	Oct. 06, 2020 $ / shares shares	Jul. 24, 2020 shares	Jul. 22, 2020 USD ($) shares	Jul. 20, 2020 USD ($) $ / shares shares	Jun. 26, 2020 $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	Jun. 05, 2020	Apr. 30, 2020 shares	Feb. 29, 2020 shares	Jan. 31, 2020 USD ($) shares	Jan. 08, 2020 shares	Jan. 07, 2020 USD ($) $ / shares shares	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 02, 2019 USD ($) $ / shares shares	Oct. 02, 2019 USD ($) $ / shares shares	Sep. 06, 2019 USD ($) $ / shares shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 29, 2019 USD ($)	Aug. 16, 2019 USD ($) $ / shares shares	Jul. 12, 2019 USD ($) $ / shares shares	Jul. 08, 2019 USD ($) $ / shares shares	Jun. 14, 2019 USD ($) $ / shares shares	Jun. 11, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	May 01, 2019 USD ($) $ / shares shares	Apr. 09, 2019 USD ($) $ / shares shares	Feb. 25, 2019 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) shares	Aug. 10, 2020 USD ($) shares	Jul. 24, 2020 shares	Jul. 20, 2020 USD ($) $ / shares shares	Jun. 29, 2020 shares	Apr. 30, 2020 shares	Aug. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Oct. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 13, 2020 $ / shares	Jul. 08, 2020 shares	Apr. 09, 2020 shares	Mar. 09, 2020 USD ($)	Jan. 30, 2020 USD ($)	Jul. 31, 2018 shares	Jun. 18, 2018
Preferred stock, authorized | shares	10,000,000																																							10,000,000				10,000,000		10,000,000	10,000,000						10,000,000
Preferred stock, par value | $ / shares	$ 0.001																																							$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock issuable, shares | shares	0																																							0				0		0	25,000
Number of share issued for common stock | shares										4,000,000,000																								85,710,419			70,203,889				85,710,419
Voting percentage										51.00%																																												100.00%
Debt principal balance	$ 1,062,764																																							$ 1,062,764				$ 1,062,764		$ 1,062,764
Warrant to purchase shares of common stock | shares																	8,644,474																				73,635,000
Loss on debt extinguishment																																		$ 237,665												$ 7,847,073	$ 39,090,168
Warrant exercise price | $ / shares																	$ 0.40
Deemed dividend																	$ 17,836,244
Debt conversion price, per share | $ / shares																	$ 0.40
Common stock par value | $ / shares	$ 0.001									$ 0.001																														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Value of stock issued for service rendered																																															$ 8,526,204
Number of share issued for common stock, value																																															17,934,000
Professional fees																																														$ 3,920,606	$ 2,096,359
Debt description																																														The aggregate loss on debt extinguishment upon conversions associated with the difference between the fair market value of the shares issued upon conversion and the amounts of principal balances converted at the conversion price amounted to $36,271,137 consisting of $15,704,425, $19,700,260 and $866,452 as discussed above (See Note 11).
Loss upon conversion of debt related to difference between conversion price and market price on shares issued																																														$ 36,271,137
Cashless warrants exercise | shares																																		83,662,448			73,635,000				83,662,448
Number of options granted | shares																																															80,000
Options exercisable for the period | $ / shares	$ 8.84																																							$ 8.84				$ 8.84		$ 8.84
Stock-based compensation and consulting fees - discontinued operations																																															$ 700,816
Fair value of warrants																																															$ (3,620,498)
Debt original issue discount																																																				$ 1,287,473
Warrants [Member]
Debt principal balance																						$ 2,469,840
Warrant to purchase shares of common stock | shares	827,200																																							827,200				827,200		827,200
Warrant exercise price | $ / shares																	0.40				$ 2.50																		$ 3.50									$ 2.50
Warrant issued | shares															374,000
Proceeds from warrant issuance																							$ 295,534
Debt original issue discount															$ 262,872							$ 246,984
Expected Dividend Rate [Member]
Warrants measurement input percentage											0																	0.00																			0.00
Volatility [Member]
Warrants measurement input percentage																												228.1																			228.1
Risk Free Interest Rate [Member]
Warrants measurement input percentage											0.33																	1.92
Expected Term [Member]
Warrant term											5 years
Volatility [Member]
Warrants measurement input percentage											298.8
Convertible Notes [Member]
Loss on debt extinguishment																																														$ 3,669,367
Warrant issued | shares																																														1,015,000
Valuation of warrant shares | shares																																														1,015,000
Debt original and induced conversion	$ 1,164,220																																							$ 1,164,220				$ 1,164,220		$ 1,164,220
Fair value of common stock	$ 2,505,147																																							$ 2,505,147				$ 2,505,147		$ 2,505,147
Maximum [Member] | Risk Free Interest Rate [Member]
Warrants measurement input percentage																																															2.40
Minimum [Member] | Risk Free Interest Rate [Member]
Warrants measurement input percentage																																															2.28
August 2019 Warrants [Member]
Warrant exercise price | $ / shares	$ 0.006																																							$ 0.006				$ 0.006		$ 0.006
Conversion Debt [Member]
Shares issued, price per share | $ / shares																																											$ 2.50
Number of share issued for common stock | shares																																											423,711
Conversion of common stock shares issued | shares																																													417,863,999
Accrued interest payable																																													$ 218,600
Warrants to purchase each share of common stock | shares																			28,367	28,367
Warrant exercise price | $ / shares																			$ 2.50	$ 2.50																							$ 2.50
Number of share issued for common stock, value																																											$ 1,059,277
Professional fees																																													8,180
Warrant issued | shares																				28,367																							423,711
Value of conversion of shares issued																																											$ 946,250		2,844,979
Accrued interest																																											$ 113,028
Warrant term																			5 years	5 years																							5 years
Fair value of warrants																				$ 69,967
Note Conversion Agreement [Member]
Shares issued, price per share | $ / shares																									$ 2.50
Number of share issued for common stock | shares																									203,000
Warrant to purchase shares of common stock | shares																									203,000
Warrant exercise price | $ / shares																									$ 1.81
Value of conversion of shares issued																									$ 500,000
Accrued interest																									$ 7,500
Note Conversion Agreement One [Member]
Shares issued, price per share | $ / shares																									$ 2.50
Number of share issued for common stock | shares																									812,000
Warrant to purchase shares of common stock | shares																									812,000
Warrant exercise price | $ / shares																									$ 2.50
Value of conversion of shares issued																									$ 2,000,000
Accrued interest																									$ 30,000
Convertible Debt [Member]
Number of share issued for common stock | shares																			28,367
Accrued interest payable																			$ 13,417	$ 13,417
Warrant to purchase shares of common stock | shares																			28,367	28,367
Warrant exercise price | $ / shares																			$ 2.50	$ 2.50
Notes payable																			$ 57,500	$ 57,500
Debt conversion, original debt, amount																			$ 70,917
Debt conversion price, per share | $ / shares																			$ 2.50	$ 2.50
Conversion Debt [Member]
Conversion of common stock shares issued | shares			55,000,000																														53,255,583							9,606,099	477,682,407
Accrued interest payable	$ 58,317		$ 81,616																														$ 26,383							$ 58,317	$ 82,852			$ 58,317		$ 58,317
Loss on debt extinguishment																																								$ 866,452	512,366					19,700,260
Professional fees																																									900
Warrant issued | shares																																											423,711
Value of conversion of shares issued			$ 500,000																														$ 293,150								$ 4,215,651
Fair value of warrants																																											$ 1,045,384
Conversion Price One [Member]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued																																														15,704,425
Conversion Price Two [Member]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued																																														19,700,260
Conversion Price Three [Member]
Loss upon conversion of debt related to difference between conversion price and market price on shares issued																																														$ 866,452
Promissory Notes Payable [Member]
Warrant to purchase shares of common stock | shares																																															59,000
Warrants to purchase each share of common stock | shares																												55,000
Warrant exercise price | $ / shares																												$ 1.00																			$ 1.00
Warrant issued | shares																												55,000																			59,000
Warrant term																												5 years																			5 years
Fair value of warrants																												$ 601,121																			$ 135,324
2020 Warrants [Member]
Warrant issued | shares	453,200												453,200
2020 Warrants [Member] | Warrants [Member]
Warrant term	5 years																																							5 years				5 years		5 years
2020 Notes [Member]
Warrant issued | shares														453,200
Fair value of warrants																																														$ 456,858
Proceeds from warrant issuance																																														$ 456,858
Conversion Debt Two [Member]
Warrants to purchase each share of common stock | shares																																											1,015,000
Warrant exercise price | $ / shares																																											$ 2.50
Warrant issued | shares																																											1,015,000
Warrant term																																											5 years
Fair value of warrants																																											$ 2,505,147
Five Year Warrants [Member]
Warrant to purchase shares of common stock | shares											28,100,000																												585,000
Warrant exercise price | $ / shares	$ 0.006										$ 0.06																												$ 2.50	$ 0.006				$ 0.006		$ 0.006
Stock-based professional fees																																														$ 1,963,291
Warrant term											5 years																												5 years
Fair value of warrants											$ 1,963,291
October 3 Warrants [Member]
Warrant exercise price | $ / shares	$ 0.006																																							$ 0.006				$ 0.006		$ 0.006
New Convertible Debt [Member]
Warrant exercise price | $ / shares		$ 0.006															$ 0.40
Derivative liabilities																																																				11,381,885
New Convertible Debt [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares	604,076,186																																							604,076,186				604,076,186		604,076,186
New Convertible Debt [Member] | Minimum [Member]
Warrant to purchase shares of common stock | shares	9,061,143																																							9,061,143				9,061,143		9,061,143
Derivative liabilities																																																				$ 81,384
New Convertible Debt One [Member]
Warrant to purchase shares of common stock | shares																	416,669
Warrant exercise price | $ / shares																	$ 0.40
Deemed dividend																	$ 859,768
Bellridge [Member]
Shares issued, price per share | $ / shares									$ 0.049																											$ 0.049
Loss on debt extinguishment																																				$ 502,742
Common shares issued in connection with settlement of certain claims, shares | shares																																				10,281,018
Common shares issued in connection with settlement of certain claims																																				$ 502,742
August 2019 Equity and Debt Purchasers [Member]
Shares issued, price per share | $ / shares			$ 0.029
Number of share issued for common stock | shares			18,685,477
Number of share issued for common stock, value			$ 545,616
Settlement expenses			$ 545,616
August 2019 Equity and Debt Purchasers [Member] | Maximum [Member]
Shares issued, price per share | $ / shares			$ 2.50
August 2019 Equity and Debt Purchasers [Member] | Minimum [Member]
Shares issued, price per share | $ / shares			$ 0.40
Chief Executive Officer [Member]
Number of stock issued for service rendered | shares																																2,670,688
Shares issued, price per share | $ / shares																																$ 1.03
Stock-based compensation																																$ 2,750,808
Value of stock issued for service rendered																																$ 2,750,808
Consultants [Member]
Number of stock issued for service rendered | shares																														265,500
Shares issued, price per share | $ / shares																													$ 8.85	$ 8.85
Stock-based compensation																														$ 30,000
Professional fees																														$ 265,500
Employees [Member]
Shares issued, price per share | $ / shares																											$ 11.00
Stock-based compensation																											$ 2,200,000
Number of share issued for common stock | shares																											200,000
Number of share issued for common stock, value																											$ 2,200,000
Employees [Member] | Stock Options [Member]
Number of options granted | shares																													80,000
Options exercisable for the period | $ / shares																													$ 8.85	$ 8.85
Options exercisable term																													5 years
Options vesting percentage																													25.00%
Options vesting date																													Jan. 01, 2020
Fair value of options																													$ 700,816
Expected dividend rate																													0.00%
Expected term (in years)																													5 years
Volatility																													228.10%
Risk-free interest rate																													2.31%
Stock-based compensation and consulting fees - discontinued operations																																															$ 700,816
Former Employee [Member]
Number of stock issued for service rendered | shares																			300,000
Shares issued, price per share | $ / shares																			$ 2.50	$ 2.50
Stock-based compensation																			$ 750,000
Value of stock issued for service rendered																			$ 750,000
Investors [Member]
Number of share issued for common stock | shares																																										619,000
Warrant to purchase shares of common stock | shares																																										619,000
Warrant exercise price | $ / shares																																										$ 2.50
Warrant term																																										5 years
Investors [Member] | 2020 Warrants [Member] | Warrants [Member]
Warrant to purchase shares of common stock | shares	827,200																																							827,200				827,200		827,200
Warrant exercise price | $ / shares	$ 0.40																																							$ 0.40				$ 0.40		$ 0.40
Exchange Agreements [Member] | Investors [Member] | August 2019 Notes [Member]
Debt principal balance									$ 500,184																											500,184
Accrued interest payable									$ 85,827																											$ 85,827
Warrant to purchase shares of common stock | shares									423,159,293																											423,159,293
Loss on debt extinguishment									$ 239,678
Exchange Agreements [Member] | Investors [Member] | August 2019 Warrants [Member]
Debt principal balance								$ 500,184
Accrued interest payable								$ 85,827
Warrant to purchase shares of common stock | shares								423,159,293
Exchange Agreements [Member] | Investors [Member] | August 2019 Warrants [Member]
Loss on debt extinguishment								$ 239,678
Exchange Agreements [Member] | Two Investors [Member] | August 2019 Notes [Member]
Debt principal balance									$ 500,184																											$ 500,184
Warrant to purchase shares of common stock | shares									423,159,293																											423,159,293
Loss on debt extinguishment									$ 239,678
Accrued interest									85,828
Exchange Agreements [Member] | Two Investors [Member] | August 2019 Warrants [Member]
Debt principal balance									$ 500,184																											$ 500,184
Warrant to purchase shares of common stock | shares									423,159,293																											423,159,293
Loss on debt extinguishment									$ 239,678
Accrued interest									$ 85,828
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares																	$ 0.40				$ 2.50	$ 3.50
Deemed dividend																	$ 17,836,244				$ 981,548
Debt description																																														During the existence of an Event of Default (as defined in the applicable Q1/Q2 2020 Note), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12-month amortization schedule (each, a "Q1/Q2 2020 Note Amortization Payment"), will be due and payable.
Fair value of warrants																						$ 1,225,109
Sale of stock, price per share | $ / shares																					$ 2.50
Debt original issue discount	$ 188,000																																							$ 188,000				$ 188,000		$ 188,000
Securities Purchase Agreement [Member] | Warrants [Member]
Warrant exercise price | $ / shares	$ 0.40																																							$ 0.40				$ 0.40		$ 0.40
Fair value of warrants																																														$ 262,872
Debt original issue discount	$ 1,287,474																																							$ 1,287,474				$ 1,287,474		1,287,474
Securities Purchase Agreement [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares																					1,383,116	987,940
Securities Purchase Agreement [Member] | Minimum [Member]
Warrant to purchase shares of common stock | shares																					395,176
Securities Purchase Agreement [Member] | August 2019 Warrants [Member]
Warrant exercise price | $ / shares																						$ 3.50
Warrant term																						5 years
Securities Purchase Agreement [Member] | August 2019 Warrants [Member] | Maximum [Member]
Warrant to purchase shares of common stock | shares																						987,940
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Debt principal balance	717,852																																							717,852				717,852		717,852
Accrued interest payable	3,731																																							3,731				3,731		3,731
Debt original issue discount	$ 83,548																																							$ 83,548				$ 83,548		$ 83,548
Securities Purchase Agreement [Member] | Investors [Member]
Warrant to purchase shares of common stock | shares		76,571,429			23,988,500
Shares issuable upon conversion percentage					50.00%
Proceeds from common stock		$ 670,000			$ 640,000
Fees amount		112,000			35,000
Net proceeds from common stock		$ 558,000			$ 605,000
Warrants to purchase each share of common stock | shares		1,334
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Warrant to purchase shares of common stock | shares																		66,667
Warrant exercise price | $ / shares																		$ 2.50
Warrant term																		5 years
Fair value of warrants																		$ 82,771
Securities Purchase Agreement [Member] | Accredited Investor [Member] | October 3 Warrants [Member]
Warrant to purchase shares of common stock | shares																		66,667
Warrant exercise price | $ / shares																		$ 2.50
Engagement Agreement [Member]
Warrant to purchase shares of common stock | shares	15,314,285																																							15,314,285				15,314,285		15,314,285
Warrant exercise price | $ / shares	$ 0.01																																							$ 0.01				$ 0.01		$ 0.01
Engagement agreement transaction description				On December 8, 2020 the Company entered into an Engagement Agreement (the "Engagement Agreement") with a placement agent to act as an exclusive selling/placement agent for the Company to assist in a financing for the Company. In connection with the engagement letter, the Company agreed to pay to the placement agent at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible or exercisable into the Company's common stock (the "Securities Financing") during the Exclusive Period which is for a period of 90 days from the date of execution of this Letter Agreement; (i) a cash transaction fee in the amount of 10% of the amount of the Securities Financing; and (ii) warrants (the "Warrants") with a 5 year term and cashless exercise, equal to 10% of the amount of securities sold (on an as converted basis) in the Securities Financing, at an exercise price equal to the investor's warrant exercise price of the Securities Financing. In connection with this Engagement Agreement, as of December 31, 2020, the Company paid the placement agent cash of $67,000 and issued 15,314,285 warrants to the placement agent at an initial exercise price of $0.01 per share.
Proceeds from offering in additional paid-in capital				$ 67,000
Effect on equity placement agent warrants
Payment made to placement agent																																														$ 67,000
Consulting Agreement [Member] | Investors [Member]
Number of stock issued for service rendered | shares																										50,000
Shares issued, price per share | $ / shares																										$ 2.50
Number of share issued for common stock | shares																																															50,000
Value of stock issued for service rendered																										$ 125,000
Agreement term																										1 year
Vested shares | shares																25,000
Shares to be vested | shares																																																	25,000
Vesting period																										1 year
Stock-based professional fees																																														36,458	$ 59,896
Unrecognized professional fees																																															$ 65,104
Settlement Agreement [Member]
Debt principal balance																																																			$ 272,700
Accrued interest payable	$ 9,190																																							$ 9,190				$ 9,190		9,190
Loss on debt extinguishment																																														$ 76,777
Number of cancellation of common shares | shares																																						25,000
Exchange Agreement [Member]
Number of share issued for common stock | shares																															600,000
Loss on debt extinguishment																															$ 7,686,000
Number of share issued for common stock, value																															$ 7,686,000
Common stock, description																															360,000 shares to Bellridge and 240,000 shares to Placement Agent.
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of cancellation of common shares | shares																														1,000,000
Number of cancellation of common shares, value																														$ 56,987
Note Conversion Agreement [Member]
Conversion of common stock shares issued | shares																									203,000
Accrued interest payable																									$ 7,500
Warrant to purchase shares of common stock | shares																									203,000
Loss on debt extinguishment																																													$ 15,704,425
Warrant exercise price | $ / shares																									$ 1.81
Debt conversion price, per share | $ / shares																									$ 2.50
Warrant term																									5 years
Subscription Agreements [Member]
Number of share issued for common stock | shares																																										619,000
Warrant to purchase shares of common stock | shares																																										619,000
Warrant exercise price | $ / shares																																										$ 2.50
Warrant term																																										5 years
Sale of stock, price per share | $ / shares																																										$ 2.50
Proceeds from warrant issuance																																										$ 1,547,500
Bellridge [Member]
Number of restricted common stock issued | shares																															800,000
Shares issued, price per share | $ / shares																															$ 12.81
Common stock issuable, shares | shares																																							700,000
Number of share issued for common stock | shares																															800,000								100,000
Loss on debt extinguishment																															$ 10,248,000
Number of share issued for common stock, value																															10,248,000
Number of restricted common stock issued, value																															$ 1,800,000
Common stock, description																															50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" shall be 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement.
Series A Convertible Preferred Stock [Member]
Preferred stock, authorized | shares																																																		4,000,000
Number of restricted common stock issued | shares																															2,600,000
Series B Convertible Preferred Stock [Member] [Member]
Preferred stock, authorized | shares																																							1,700,000
Preferred stock, par value | $ / shares	$ 0.001																																						$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, stated value | $ / shares																																							$ 0.001
Number of preferred shares agreed to exchange into restricted common stock | shares																								700,000
Common stock issuable, shares | shares																								700,000
Number of share issued for common stock | shares																																			1,000,000					124,376,000	398,350,000
Preferred stock, shares issued | shares	700,000																																							700,000				700,000		700,000	1,700,000
Conversion of stock | shares																																			1,000,000					124,376	398,350
Conversion ratio description																																								The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD	The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD
Preferred stock, shares outstanding | shares	700,000																																							700,000				700,000		700,000	1,700,000
Series B Convertible Preferred Stock [Member] [Member] | John Mercadante [Member]
Voting rights description												On June 5, 2020, the Company sold to John Mercadante, for $100, one share of Series C Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company's stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company's Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue.
Voting percentage												51.00%
Series B Convertible Preferred Stock [Member] [Member] | August 2019 Purchase Agreement [Member]
Voting rights description																																							Pursuant to the August 2019 Purchase Agreement (see Note 6), by and among the Company and the investors named therein (the "August 2019 Investors"), the Company is required to keep reserved for issuance to the August 2019 Investors three times the number of shares of common stock issuable to the August 2019 Investors upon conversion or exercise, as applicable, of convertible notes and warrants held by the August 2019 Investors (the "August 2019 Reserve Requirement"). If the Company fails to meet the August 2019 Reserve Requirement within 45 days after written notice from an August 2019 Investor, the Company must, inter alia, sell to the Lead Investor (as defined in the August 2019 Purchase Agreement) for $100 a series of preferred stock which holds voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company's stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company's Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue, which such preferred stock will be automatically cancelled upon the effectiveness of the resulting increase in the Company's authorized stock.
Voting percentage																																							51.00%
Series B Convertible Preferred Stock [Member] [Member] | Prime EFS, LLC [Member]
Number of stock issued for service rendered | shares																								1,000,000
Shares issued, price per share | $ / shares																								$ 2.50
Stock-based compensation																								$ 2,500,000
Series B preferred stock [Member]
Number of stock issued for service rendered | shares																																															1,000,000
Number of share issued for common stock | shares							1,000,000
Conversion of common stock shares issued | shares							1,000,000
Value of stock issued for service rendered																																															$ 1,000
Series B preferred stock [Member] | Bellridge [Member]
Conversion of common stock shares issued | shares																																							700,000
Series D Exchanges [Member] | Board of Directors [Member]
Preferred stock, par value | $ / shares	$ 0.001																																							$ 0.001				$ 0.001		$ 0.001
Voting rights description																																														The Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.
Preferred stock, shares issued | shares	100,000,000																																							100,000,000				100,000,000		100,000,000
Series D Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.001								$ 6.00																											$ 6.00				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Number of stock issued for service rendered | shares
Number of share issued for common stock | shares																																												522,726,000
Preferred stock, shares issued | shares	0								1,250,000																											1,250,000				0				0		0	0
Proceeds from subsequent financing percentage									25.00%
Conversion of stock | shares									1,000																																			522,726
Common stock outstanding shares percentage									4.99%
Reverse split description									Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series D is convertible into 1,000 shares of common stock. A holder of Series D may not convert any shares of Series D into common stock if the holder (together with the holder's affiliates and any persons acting as a group together with the holder or any of the holder's affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series D COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series D COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.
Conversion ratio description																																												The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.
Preferred stock, shares outstanding | shares	0																																							0				0		0	0
Value of stock issued for service rendered
Series D Preferred Stock [Member] | Exchange Agreements [Member] | Investors [Member] | August 2019 Notes [Member]
Warrant to purchase shares of common stock | shares									522,726																											522,726
Series D Preferred Stock [Member] | Exchange Agreements [Member] | Investors [Member] | August 2019 Warrants [Member]
Warrant to purchase shares of common stock | shares								522,726
Series D Preferred Stock [Member] | Exchange Agreements [Member] | Two Investors [Member] | August 2019 Notes [Member]
Warrant to purchase shares of common stock | shares									522,726																											522,726
Series D Preferred Stock [Member] | Exchange Agreements [Member] | Two Investors [Member] | August 2019 Warrants [Member]
Warrant to purchase shares of common stock | shares									522,726																											522,726
Series E Convertible Preferred Stock [Member]
Preferred stock, par value | $ / shares						$ 13.34
Proceeds from subsequent financing percentage						25.00%
Reverse split description						A holder of Series E may not convert any shares of Series E into Common Stock if the holder (together with the holder's affiliates and any persons acting as a group together with the holder or any of the holder's affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series E COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Amended Series E COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.
Conversion ratio description						Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series E shall be convertible into that number of shares of Common Stock calculated by dividing the Stated Value of each share of Series E being converted by the Conversion Price. The initial Conversion Price shall be $0.01 which shall be subject to adjustment as provided below. In addition, the Company shall issue the Holder converting all or any portion of Series E an additional sum (the "Make Good Amount") equal to $210 for each $1,000 of Stated Value of the Series E converted pro-rated for amounts more or less than $1,000, increasing to $310 for each $1,000 of Stated Value during the Triggering Event Period (the "Extra Amount"). Subject to the Beneficial Ownership Limitation, the Make Good Amount shall be paid in Shares of Common Stock, as follows: The number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 80% times the average VWAP for the five Trading Days prior to the date a Holder delivered a notice of conversion to the Company (the "Conversion Date"). During the Triggering Event Period, the number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 70% times the average VWAP for the five Trading Days prior to the Conversion Date.
Redemption price precentage						115.00%
Triggering event conversion amount percentage						125.00%
Triggering event conversion price | $ / shares						$ 0.006
Preferred stock dividend rate percentage						0.60%
Ownership percentage						50.00%
Series E Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock, authorized | shares						562,250
Series E Convertible Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, par value | $ / shares	$ 0.001																																							$ 0.001				$ 0.001		$ 0.001
Voting rights description																																														The Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.
Stock unissued during period | shares																																														7,049,999
Series E Convertible Preferred Stock [Member] | Board of Directors [Member] | Maximum [Member]
Preferred stock, shares issued | shares	100,000,000																																							100,000,000				100,000,000		100,000,000
Series E Convertible Preferred Stock [Member] | Secretary [Member]
Preferred stock, authorized | shares						562,250
Series E Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Preferred stock, par value | $ / shares		$ 11.67			$ 13.34
Number of share issued for common stock | shares		57,400			47,977
Warrant exercise price | $ / shares					$ 0.04
Deemed dividend		$ 527,230
Series E Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.001																																							$ 0.001				$ 0.001		$ 0.001	$ 0.001
Number of stock issued for service rendered | shares
Preferred stock, shares issued | shares	105,378																																							105,378				105,378		105,378	0
Preferred stock, shares outstanding | shares	105,378																																							105,378				105,378		105,378	0
Warrants to purchase each share of common stock | shares	100,559,929																																							100,559,929				100,559,929		100,559,929
Warrant exercise price | $ / shares	$ 0.01																																							$ 0.01				$ 0.01		$ 0.01
Value of stock issued for service rendered
Series E Preferred Stock [Member] | Placement Agent [Member]
Warrants to purchase each share of common stock | shares	15,314,285																																							15,314,285				15,314,285		15,314,285